FundX Upgrader Fund
FundX Upgrader Fund
Investment Objective
The FundX Upgrader Fund (“Upgrader Fund”) seeks to maximize capital appreciation over the long term without regard to income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Upgrader Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	FundX Upgrader Fund Investor Class [1]
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fee	none
Exchange Fee	none
Maximum Account Fee	none
[1]	The Fund is the successor to the FundX Upgrader Fund, a series of Professionally Managed Portfolios, which was reorganized into the Upgrader Fund on August 1, 2014.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	FundX Upgrader Fund Investor Class	[1],[2]
Management Fee	1.00%
Distribution (Rule 12b-1) Fees	none
Other Expenses	0.28%
Acquired Fund (Underlying Fund) Fees and Expenses	0.56%	[3]
Total Annual Fund Operating Expenses	1.84%	[4]
[1]	FundX Investment Group (the "Advisor") has contractually agreed to reduce its fees and/or pay the Upgrader Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement for shares of the Upgrader Fund to 1.35% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect at least until January 31, 2017. Prior to January 31, 2016 the Expense Cap was 1.25%. A reimbursement may be requested by the Advisor for fee reductions and/or expense payments made in the prior three fiscal years if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap. To the extent that the Fund incurs expenses excluded from the Expense Cap, net operating expenses of the Fund may be higher than the Expense Cap. The Expense Cap may be terminated at any time after January 31, 2017, by the Trust's Board of Trustees upon 60-day notice to the Advisor, or by the Advisor with the consent of the Board.
[2]	The Fund is the successor to the FundX Upgrader Fund, a series of Professionally Managed Portfolios, which was reorganized into the Upgrader Fund on August 1, 2014.
[3]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[4]	Additionally, U.S. Bancorp Fund Services rebates a portion of fees from certain Underlying Funds for processing transactions. If such amounts were reflected in this table, the Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement would have been 1.81%.

Example
This Example is intended to help you compare the cost of investing in the Upgrader Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Upgrader Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Upgrader Fund’s operating expenses remain the same(taking into account the Expense Cap for the first year only).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
FundX Upgrader Fund | Investor Class | USD ($)	187	579	995	2,159

Portfolio Turnover
As a fund-of-funds, the Upgrader Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except with respect to any purchases or sales of exchange-traded funds (“ETFs”).  If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Upgrader Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Upgrader Fund’s performance.  During the most recent fiscal year, the Upgrader Fund’s portfolio turnover rate was 115% of the average value of its portfolio.

Principal Investment Strategies
The Upgrader Fund is a fund-of-funds and as such invests primarily in no-load and load-waived mutual funds, including ETFs (“Underlying Funds”).  The Underlying Funds, in turn, invest primarily in individual securities such as common stocks.

Because markets change, the Advisor actively manages the Fund’s portfolio using a proprietary investment strategy called Upgrading, which seeks to capture global market trends.  The Advisor invests in the Underlying Funds that it considers to be in synch with current market leadership.  The Advisor sells an Underlying Fund when it believes that the Underlying Fund is no longer performing in synch with current market leadership or if a new Underlying Fund is judged more attractive than a current holding.

Upgrading
When a fund begins to lag its peers, the Advisor redeems the shares and directs the proceeds to a better performing alternative.  The Advisor classifies the pool of Underlying Funds into four risk/return categories:
▪     Aggressive Equity Underlying Funds
▪     Core Equity Underlying Funds
▪     Total Return Underlying Funds
▪     Bond Underlying Funds

Under normal market conditions, the Upgrader Fund will invest predominantly in Core Equity Underlying Funds, which generally invest in diversified portfolios of equity securities of well-established U.S. and foreign companies with a wide range of market capitalizations.  Core Equity Underlying Funds may also invest in fixed income securities.  Core Equity Underlying Funds allow the Fund to participate in broad market leadership trends, such as the rotation between growth and value stocks, large- and small-cap stocks, and international and domestic stocks.  The Upgrader Fund may purchase, without limit, shares of Underlying Funds that invest in domestic, international and global securities.

To a lesser extent the Upgrader Fund may also invest a portion of its assets in Aggressive Equity Underlying Funds, which may invest in more concentrated portfolios or in small-cap, mid-cap or less-seasoned companies, or may make significant use of complex investment techniques, such as leverage, short sales and margin.  They may also include the use of derivative securities such as options, futures and swap contracts for hedging and/or speculative purposes.  Aggressive Equity Underlying Funds may be riskier than Core Equity Underlying Funds, but may hold the potential for higher reward.  Aggressive Equity Funds allow the Fund to participate in more specialized stock market leadership trends, such as rotations between specific sectors or within emerging markets.  The Upgrader Fund may hold up to 50% of its assets in Underlying Funds that focus on emerging markets.

See “More about the Funds’ Investment Objectives, Strategies and Risks – The Advisor’s Process for Classifying the Underlying Funds” for more information on this system.

Principal Risks
An investment in the Upgrader Fund entails risk.  The Upgrader Fund cannot guarantee that it will meet its investment objective.  Since the price of the Underlying Funds that the Upgrader Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Upgrader Fund.  The following risks could affect the value of your investment:

●
General Market Risk – General market risk is the risk that the value of a Fund’s shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

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Management Risk – Management risk describes the Upgrader Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Upgrader Fund.

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Foreign Securities Risk – The Underlying Funds held by the Upgrader Fund may have significant investments in foreign securities.  Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

●	Emerging Markets Risk – In addition to the foreign securities risks mentioned above, emerging markets are generally more volatile and less liquid.

●
Derivative Risk – Some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index.  The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

●
Leverage Risk – Some Underlying Funds may borrow money for leveraging and will incur interest expense.  Leverage is investment exposure which exceeds the initial amount invested.  Leverage can cause the portfolio to lose more than the principal amount invested.  Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

●
Short Sales Risk – The Underlying Funds may engage in short sales which could cause an Underlying Fund’s investment performance to suffer if it is required to close out a short position earlier than it had intended.

●	Small Company Risk – The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.

●
Sector Emphasis Risk – Some of the Underlying Funds may have particular emphasis in one or more sectors, subjecting that Underlying Fund to sector emphasis risk.  Sector emphasis risk is the possibility that a certain sector may underperform other sectors or the market as a whole.

●
ETF Trading Risk – Because the Upgrader Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund’s ability to sell its shares of an ETF.

●
Portfolio Turnover Risk – To the extent the Upgrader Fund invests in ETFs, it may be subject to the risks of having a high portfolio turnover rate.  High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.

●
Upgrading Strategy Risk – The Upgrader Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing securities at a given time.  When investment decisions are based on near-term performance, however, the Upgrader Fund may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

●
Underlying Funds Risk – The risks associated with the Upgrader Fund include the risks related to each Underlying Fund in which the Upgrader Fund invests.  Although the Upgrader Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.  The Fund must also pay its pro rata portion of an investment company’s fees and expenses.

Performance
The following performance information provides some indication of the risks of investing in the Upgrader Fund.  The bar chart below illustrates how the Upgrader Fund’s total returns have varied from year to year.  The table below illustrates how the Upgrader Fund’s average annual total returns for the 1-year, 5-year and 10-year periods compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective.  The Upgrader Fund’s performance, before and after taxes is not necessarily an indication of how the Upgrader Fund will perform in the future.  Updated performance is available on the Upgrader Fund’s website at www.upgraderfunds.com.

Effective at the close of business on August 1, 2014, the FundX Upgrader Fund, a series of Professionally Managed Portfolios (the “Predecessor Fund”), reorganized into the Fund, a series of FundX Investment Trust.  Performance information shown prior to the close of business on August 1, 2014 is that of the Predecessor Fund.  Additionally, the Fund has adopted the Financial Statements of the Predecessor Fund.

FundX Upgrader Fund - FUNDX Calendar Year Total Return as of December 31

Best and Worst Quarters
Best Quarter	Q3 2009	19.68%
Worst Quarter	Q4 2008	-22.45%

Average Annual Total Returns as of December 31, 2015
Average Annual Returns - FundX Upgrader Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Investor Class	Return Before Taxes	0.72%	8.77%	5.37%
After Taxes on Distributions | Investor Class	Return After Taxes on Distributions	0.63%	8.69%	4.83%
After Taxes on Distributions and Sale of Fund Shares | Investor Class	Return After Taxes on Distributions and Sale of Fund Shares	0.48%	6.92%	4.25%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)	MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)	(2.36%)	6.09%	4.75%

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.  The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”).